Income Tax - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax [Line Items]
Unrecognised deferred income tax liability	$ 0	$ 0
Additional taxation	$ 0	$ 0
Australian resident [member]
Income Tax [Line Items]
Ownership percentage in subsidiaries	100.00%